Financial statements preparation	6 Months Ended
Mar. 31, 2019
Financial statements preparation
Financial statements preparation

Note 1. Financial statements preparation

This general purpose Interim Financial Report for the half year ended 31 March 2019 has been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001 and is also compliant with International Accounting Standard IAS 34 Interim Financial Reporting.

The Interim Financial Report does not include all the notes of the type normally included in an annual financial report. Accordingly, this Interim Financial Report is to be read in conjunction with the annual financial report for the year ended 30 September 2018 and any relevant public announcements made by Westpac during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001 and the ASX Listing Rules.

The Interim Financial Report complies with current Australian Accounting Standards (AAS) as they relate to interim financial reports.

The Interim Financial Report was authorised for issue by the Board of Directors on 6 May 2019.

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Comparative revisions

Comparative information has been revised where appropriate to conform with changes in presentation in the current half and to enhance comparability.

Critical accounting assumptions and estimates

In preparing the Interim Financial Report, the application of the Group’s accounting policies requires the use of judgement, assumptions and estimates.

The areas of judgement, assumptions and estimates in the Interim Financial Report, including the key sources of estimation uncertainty, are consistent with those in the annual financial report for the year ended 30 September 2018 with the exception of those relevant to the Group due to the adoption of AASB 9 Financial instruments (December 2014) (AASB 9). These include the concept of a significant increase in credit risk and the use of forward looking information as described in the “Amendments to Accounting Standards effective this period - AASB 9 Financial Instruments (December 2014) (AASB 9)” section.

Details on specific judgements in relation to material Compliance, regulation and remediation provisions are included in Note 14.

Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group:

AASB 16 Leases (AASB 16) was issued on 23 February 2016 and will be effective for the 30 September 2020 financial year. The standard will not result in significant changes for lessor accounting. The main changes under the standard are:

•

all operating leases of greater than 12 months duration will be required to be presented on balance sheet by the lessee as a right-of-use asset and lease liability. The asset and liability will initially be measured at the present value of non-cancellable lease payments and payments to be made in optional periods where it is reasonably certain that the option will be exercised; and

•	all leases on balance sheet will give rise to a combination of interest expense on the lease liability and depreciation of the right-of-use asset.

Alternative methods of calculating the right-of-use asset are allowed under AASB 16 which impact the size of the transition adjustment. The Group expects to apply a simplified approach under which the right-of-use asset and the lease liability will be measured at the same amount on the transition date with no restatement of comparatives.  This approach will result in assets and liabilities increasing by the same amount on the transition date with no effect on net assets or retained earnings.

AASB 17 Insurance Contracts was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts, AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

•

the scope of the standard may result in some contracts that are currently “unbundled”, i.e. accounted for separately as insurance and investment contracts being required to be “bundled” and accounted for as an insurance contract;

•

portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

•

risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

•

the contract boundary, which is the period over which profit is recognised, differs and is determined based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

•	a narrower definition of what acquisition costs may be deferred;
•	an election to recognise changes in assumptions regarding discount rate in other comprehensive income rather than in profit and loss;
•	an election to recognise changes in the fair value of assets supporting policy liabilities in other comprehensive income rather than through profit and loss;
•	reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and
•	additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred acquisition costs, however the quantum of this and the profit and loss impacts to the Group are not yet practicable to determine.

On 23 January 2019, the IASB Board agreed to a number of proposed amendments to the insurance contracts standard.  These proposed amendments will be included in an exposure draft expected to be released around the end of the first half of 2019 for public consultation.  If approved, these amendments include allowing entities to:

•	defer acquisition costs for anticipated renewals outside of the initial contract boundary; and
•

recognise a gain in the P&L for reinsurance contracts, to offset losses from onerous contracts on initial recognition (to the extent the reinsurance contracts held covers the losses of each contract on a proportionate basis)

In addition, the effective date of the standard would be deferred by one year to be applicable to the Group for the 30 September 2023 financial year.

Changes in accounting policies

Balance sheet

The following voluntary presentation changes to the balance sheet (and related notes) have been made to improve consistency and provide more relevant information to the users of the financial statements by reporting balances of a similar nature together in the same place in the balance sheet. These changes have no effect on the measurement of these items and therefore had no impact on retained earnings or net profit. These changes are:

•	the addition of new balance sheet lines for ‘collateral paid’, ‘other financial assets’, ‘collateral received’ and ‘other financial liabilities’;
•	removal of the balance sheet line ‘receivables due from other financial institutions’ and reclassification to ‘collateral paid’ and ‘other financial assets’;
•

removal of the balance sheet line ‘regulatory deposits with central banks overseas’ and reclassification to ‘cash and balances with central banks’ and ‘trading securities and financial assets measured at fair value through Income Statement (FVIS);

•	removal of the balance sheet line ‘payables due to other financial institutions’ and reclassification to ‘collateral received’ and ‘other financial liabilities’;
•	reclassification of collateral balances with non-financial institutions from ‘other assets’ and ‘other liabilities’ to ‘collateral paid’ and ‘collateral received’ respectively;
•	reclassification of financial assets or financial liabilities included in other assets or other liabilities respectively to other financial assets and other financial liabilities respectively; and
•	reclassification of other financial liabilities at FVIS to other financial liabilities.

Collateral paid/collateral received includes cash provided to/received from counterparties as collateral over financial liabilities/assets arising from derivative contracts, stock borrowing arrangements and funding transactions. It includes initial and variation margin placed as security for derivative transactions.

Comparatives have been restated for these voluntary presentation changes and are detailed as follows.

	30 Sept 2018			31 March 2018
	Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Assets
Cash and balances with central banks	26,431	357	26,788	21,580	352	21,932
Receivables due from other financial institutions	5,790	(5,790)	-	3,977	(3,977)	-
Collateral paid	-	4,787	4,787	-	3,835	3,835
Trading securities and financial assets measured at FVIS	22,134	998	23,132	20,627	966	21,593
Regulatory deposits with central banks overseas	1,355	(1,355)	-	1,318	(1,318)	-
Other financial assets	-	5,517	5,517	-	6,035	6,035
Other assets	5,135	(4,514)	621	6,497	(5,893)	604
All other assets	818,747	-	818,747	817,856	-	817,856
Total assets	879,592	-	879,592	871,855	-	871,855
Liabilities
Payables due to other financial institutions	18,137	(18,137)	-	19,073	(19,073)	-
Collateral received	-	2,184	2,184	-	3,331	3,331
Other financial liabilities at FVIS	4,297	(4,297)	-	5,590	(5,590)	-
Other financial liabilities	-	28,105	28,105	-	29,750	29,750
Other liabilities	9,193	(7,855)	1,338	9,759	(8,418)	1,341
All other liabilities	783,392	-	783,392	774,768	-	774,768
Total liabilities	815,019	-	815,019	809,190	-	809,190

Income statement

The following voluntary presentation changes to the income statement (and related notes) have been made to provide more relevant information to the users of the financial statements. These changes have no effect on the measurement of these items and therefore had no impact on retained earnings or net profit.

Net interest income

•

the components of interest income and interest expense relating to the balance sheet reclassifications have been restated accordingly. Note that there was no net impact to total interest income, total interest expense or to total net interest income. Comparatives have been restated for these voluntary presentation changes and are detailed in the following table.

•

in addition, to comply with disclosure requirements, interest income derived from financial assets measured at amortised cost and at fair value through other comprehensive income (FVOCI) has been presented separately from other interest income. For consistency, interest expense is presented in the same way. The details are provided in Note 3.

	Half Year 30 Sept 2018			Half Year 31 March 2018
	Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Note 3: Net interest income
Interest Income
Cash and balances with central banks	185	-	185	140	1	141
Receivables due from other financial institutions	59	(59)	-	49	(49)	-
Collateral paid	-	74	74	-	55	55
Net ineffectiveness on qualifying hedges	(5)	-	(5)	(13)	-	(13)
Trading securities and financial assets measured at FVIS	267	14	281	275	8	283
Available-for-sale securities	984	-	984	930	-	930
Investment securities	-	-	-	-	-	-
Loans	14,943	-	14,943	14,678	-	14,678
Regulatory deposits with central banks overseas	14	(14)	-	9	(9)	-
Other interest income	34	(15)	19	22	(6)	16
Total interest income	16,481	-	16,481	16,090	-	16,090

Interest Expense
Payables due to other financial institutions	(166)	166	-	(153)	153	-
Collateral received	-	(27)	(27)	-	(18)	(18)
Deposits and other borrowings	(4,653)	-	(4,653)	(4,368)	-	(4,368)
Trading liabilities	(385)	-	(385)	(574)	-	(574)
Debt issues	(2,392)	-	(2,392)	(2,088)	-	(2,088)
Loan capital	(398)	-	(398)	(376)	-	(376)
Bank levy	(192)	-	(192)	(186)	-	(186)
Other interest expense	(68)	(139)	(207)	(67)	(135)	(202)
Total interest expense	(8,254)	-	(8,254)	(7,812)	-	(7,812)
Total net interest income	8,227	-	8,227	8,278	-	8,278

Non-interest income and operating expenses

•	disaggregating the non-interest income line on the income statement into four separate lines for net fee income, net wealth management and insurance income, trading income and other income.
•	separating net fee income in the non-interest income note into fee income and fee expenses.
•	reclassifying credit card loyalty program expense from operating expenses to the new fee expenses category in the non-interest income note.

Fee expenses include those expenses that are incremental external costs that vary directly with the provision of goods or services to customers (excluding expenses which would qualify as transaction costs relating to the issue, acquisition or disposal of a financial asset or a financial liability which are deferred and included in the effective interest rate and recognised in net interest income).

An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer.

Comparatives have been restated for these voluntary presentation changes and are detailed in the following table.

	Half Year 30 Sept 2018			Half Year 31 March 2018
	Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Income statement
Net interest income	8,227	-	8,227	8,278	-	8,278
Non-interest income	2,753	(2,753)	-	2,875	(2,875)	-
Net fee income	-	1,146	1,146	-	1,278	1,278
Net wealth management and insurance income	-	1,110	1,110	-	951	951
Trading income	-	458	458	-	487	487
Other income	-	(17)	(17)	-	89	89
Net operating income before operating expenses and impairment charges	10,980	(56)	10,924	11,153	(70)	11,083
Operating expenses	(4,967)	56	(4,911)	(4,725)	70	(4,655)
Impairment charges	(317)	-	(317)	(393)	-	(393)
Profit before income tax	5,696	-	5,696	6,035	-	6,035
Income tax expense	(1,797)	-	(1,797)	(1,835)	-	(1,835)
Net profit for the period	3,899	-	3,899	4,200	-	4,200

	Half Year 30 Sept 2018			Half Year 31 March 2018
	Presentation			Presentation
Note 4: Non-interest income (extract)	Reported	changes	Restated	Reported	changes	Restated
Net fee income
Facility fees	668	9	677	679	9	688
Transaction fees	552	41	593	553	36	589
Other non-risk fee income	(18)	-	(18)	116	-	116
Fee income	1,202	50	1,252	1,348	45	1,393
Credit card loyalty programs	-	(56)	(56)	-	(70)	(70)
Transaction fee related expenses	-	(50)	(50)	-	(45)	(45)
Fee expenses	-	(106)	(106)	-	(115)	(115)
Net fee income	1,202	(56)	1,146	1,348	(70)	1,278

	Half Year 30 Sept 2018			Half Year 31 March 2018
	Presentation			Presentation
Note 5: Operating expenses (extract)	Reported	changes	Restated	Reported	changes	Restated
Credit card loyalty programs	56	(56)	-	70	(70)	-
Total other expenses	898	(56)	842	764	(70)	694
Total operating expenses	4,967	(56)	4,911	4,725	(70)	4,655

Amendments to Accounting Standards effective this period

AASB 9 Financial Instruments (December 2014) (AASB 9)

The Group adopted AASB 9 on 1 October 2018. The adoption of AASB 9 has been applied by adjusting the opening balance sheet at 1 October 2018, with no restatement of comparatives as permitted by the standard. The adoption of AASB 9 reduced retained earnings at 1 October 2018 by $722 million (net of tax), primarily due to the increase in impairment provisions under the new standard.

The key changes in accounting policies and the impact of transition are outlined as follows.

Impairment

AASB 9 introduces a revised impairment model which requires entities to recognise expected credit losses (ECL) based on unbiased forward looking information, replacing the incurred loss model under AASB 139 which only recognised impairment if there was objective evidence that a loss had been incurred. The revised impairment model applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, and credit commitments.

Measurement

The Group calculates the provisions for ECL based on a three stage approach. ECL are a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant timeframe. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

•	Probability of default (PD): the probability that a counterparty will default;
•	Loss given default (LGD): the loss that is expected to arise in the event of a default; and
•	Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL - performing

For financial assets where there has been no significant increase in credit risk since origination a provision for 12 months ECL is recognised. Interest revenue is calculated based on gross carrying amount of the financial asset.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing a provision for lifetime ECL is recognised.

Determining when a financial asset has experienced a significant increase in credit risk since origination is a critical accounting judgement which is primarily based on changes in internal customer risk grades since origination of the facility. A change in an internal customer risk grade is based on both quantitative and qualitative factors. The number of changes in the internal customer risk grade that the Group uses to represent a significant increase in credit risk is determined on a sliding scale where the number of changes will typically be higher for an exposure with a lower credit risk grade compared to an exposure with a higher credit risk grade.

The Group does not rebut the presumption that instruments that are 30 days past due have experienced a significant increase in risk but this is used as a backstop rather than the primary indicator.

The Group does not apply the low credit risk exemption which assumes investment grade facilities do not have a significant increase in credit risk.

Interest revenue is calculated based on gross carrying amount of the financial asset.

Stage 3: Lifetime ECL – non-performing[1]

For financial assets that are non-performing a provision for lifetime ECL is recognised. Indicators include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on a group of loans.

Interest revenue is calculated based on the carrying amount net of the provision for ECL rather than the gross carrying amount.

[1]	Refer to Note 11 and Glossary for definition of non-performing loans.

Collective and individual assessment

Financial assets that are in stages 1 and 2 are assessed on a collective basis as are financial assets in stage 3 below specified thresholds. Those financial assets in stage 3 above the specified thresholds are assessed on an individual basis.

Expected life

Expected credit losses are determined as a lifetime expected credit loss in stages 2 and 3.

In considering the lifetime timeframe the standard generally requires use of the remaining contractual life adjusted where appropriate for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit our exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Movement between stages

Assets may move in both directions through the stages of the impairment model. Assets previously in stage 2 may move back to stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, assets in stage 3 may move back to stage 2 if they are no longer assessed to be non-performing.

Forward looking information

The measurement of ECL for each stage and the assessment of significant increase in credit risk consider information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward looking information is a critical accounting judgement. The Group considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) unemployment rates, real gross domestic product growth rates and residential and commercial property price indices.

Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.  This assumes low GDP growth, declines in residential property price indices and the cash rate.

Upside scenario

This scenario represents a modest improvement on the base case scenario.

Downside scenario

This scenario is used in the Group’s stress testing and represents a moderate recession. In this scenario the economy weakens with declines in GDP growth, commercial property prices and more significant declines in residential property prices. It also assumes an increase in the unemployment rate. In a deteriorating economy there may be times when a more severe downside scenario is required which will be monitored as part of the governance framework.

The macroeconomic scenarios are weighted based on the Group’s best estimate of the relative likelihood of each scenario. The weighting applied to each of the three forward looking macroeconomic scenario takes into account historical frequency, current trends, and forward looking conditions.

The macroeconomic variables and probability weightings of the three scenarios are subject to the approval of the Group Chief Financial Officer and Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Where appropriate, adjustments are made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Recognition

The ECL determined under AASB 9 are recognised as follows:

•

Loans (including lease receivables) and debt securities at amortised cost: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Notes 9 and 10);

•	Debt securities at FVOCI: in reserves in other comprehensive income with no reduction of the carrying value of the debt security itself (refer to Note 15); and
•	Credit commitments: as a provision (refer to Note 14).

Classification and measurement

AASB 9 replaced the classification and measurement model in AASB 139 with a new model that categorises financial assets based on a) the business model within which the assets are managed, and b) whether the contractual cash flows under the instrument represent solely payment of principal and interest (SPPI).

The Group determines the business model at the level that reflects how groups of financial assets are managed. When assessing the business model the Group considers factors including how performance and risks are managed, evaluated and reported and the frequency and volume of, and reason for, sales in previous periods, and expectations of sales in future periods.

When assessing whether contractual cash flows are SPPI, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that they may not meet the SPPI criteria include contingent and leverage features, non-recourse arrangements, and features that could modify the time value of money.

Financial assets

Debt instruments

If the debt instruments have contractual cash flows that represent SPPI on the principal balance outstanding they are classified at:

•	amortised cost if they are held with a business model which is achieved through holding the financial asset to collect these cash flows; or
•	FVOCI if they are held with a business model which is achieved both through collecting these cash flows or selling the financial asset; or
•	FVIS if they are held with a business model which is achieved through selling the financial asset.

Debt instruments are also measured at FVIS where the contractual cash flows do not represent SPPI on the principal balance outstanding or where it is designated at FVIS to eliminate or reduce and accounting mismatch.

Debt instruments at amortised cost are initially recognised at fair value and subsequently measured at amortised cost using the effective interest rate method. They are presented net of provisions for ECL determined using the  ECL model described above.

Debt instruments at FVOCI are measured at fair value with unrealised gains and losses recognised in other comprehensive income except for interest income, impairment charges and foreign exchange gains and losses which are recognised in the income statement.

Impairment on debt instruments at FVOCI is determined using the ECL model described above and is recognised in the income statement with a corresponding amount in other comprehensive income. There is no reduction of the carrying value of the debt security which remains at fair value.

The cumulative gain or loss recognised in other comprehensive income is subsequently recognised in the income statement when the instrument is disposed.

Debt instruments at FVIS are measured at fair value with subsequent changes in fair value recognised in the income statement.

Equity securities

Equity securities are measured at FVOCI where they:

•	are not held for trading; and
•	an irrevocable election is made by the Group.

Otherwise, they are measured at FVIS.

Equity securities at FVOCI are measured at fair value with unrealised gains and losses recognised in other comprehensive income except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in other comprehensive income is not subsequently recognised in the income statement when the instrument is disposed.

Equity securities at FVIS are measured at fair value with subsequent changes in fair value recognised in the income statement.

Financial liabilities

Financial liabilities are measured at amortised cost if they are not held for trading or designated at FVIS otherwise they are measured at FVIS. This remains unchanged from the AASB 139.

In the 2014 financial year, the Group early adopted part of AASB 9 which relates to the recognition of the changes in fair value of financial liabilities designated at fair value attributable to Westpac’s own credit risk in other comprehensive income (except where it would create an accounting mismatch, in which case all changes in fair value are recognised in the income statement). As a result, the accounting for this remains unchanged for the Group.

Hedging

AASB 9 changes hedge accounting by increasing the eligibility of both hedged items and hedging instruments and introducing a more principles-based approach to assessing hedge effectiveness. Adoption of the new hedge accounting model is optional until the IASB completes its accounting for dynamic risk management project. Until this time, current hedge accounting under AASB 139 can continue to be applied. The Group has applied the option to continue hedge accounting under AASB 139, however the Group has adopted the amended AASB 7 hedge accounting disclosures as required.

AASB 15 Revenue from Contracts with Customers (AASB 15)

The Group adopted AASB 15 on 1 October 2018. It replaced AASB 118 Revenue and related interpretations and applies to all contracts with customers, except leases, financial instruments and insurance contracts. The standard provides a systematic approach to revenue recognition by introducing a five-step model governing revenue measurement and recognition. This includes:

•	identifying the contract with customer;
•	identifying each of the performance obligations included in the contract;
•	determining the amount of consideration in the contract;
•	allocating the consideration to each of the identified performance obligations; and
•	recognising revenue as each performance obligation is satisfied.

The Group has applied AASB 15 by reducing the opening balance of retained earnings at the date of initial application, 1 October 2018, by $5 million (net of tax) with no comparatives restatement.

In addition, the Group identified certain income and expenses which were previously reported on a net basis primarily within fee income which are now being presented on a gross basis.

Finally, certain facility fees have been reclassified from non-interest income to interest income.

Transition (AASB 9 and AASB 15)

Impact of the adoption of AASB 9 – impairment

The following table shows the impact of the adoption of AASB 9 on impairment balances.

				Provisions on debt
				securities and
		Provision for	Loss allowance	other financial
Consolidated	Provision on	credit	on debt securities	assets at
$m	loans	commitments	at FVOCI[1]	amortised cost	Total
30 September 2018 - carrying amount	2,814	239	-	-	3,053
ECL on amortised cost financial instruments	882	98	-	9	989
ECL on debt securities measured at FVOCI	-	-	2	-	2
1 October 2018 - AASB 9 carrying amount	3,696	337	2	9	4,044

Impact of the adoption of AASB 9 – classification and measurement

Investment securities

Investment securities represent all debt and equity securities not measured at FVIS. Investment securities include debt securities at amortised cost and both debt and equity securities at FVOCI.

[1]  Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (Refer to Note 15). There is no reduction of the carrying value of the debt security which remains at fair value.

As a result of the adoption of AASB 9, available-for-sale debt securities of $811 million have been reclassified to investment securities - debt securities at amortised cost as the business model for these instruments is achieved by collecting the contractual cash flows and these cash flows represent SPPI. The remaining available for sale debt securities have been reclassified to investment securities measured at FVOCI

In addition, available-for-sale equity securities have been assessed on an instrument by instrument basis. $275 million of available-for-sale equity securities have been reclassified to trading securities and financial assets measured at FVIS. The Group has elected to irrevocably designate the remaining $109 million of available-for-sale equity securities to continue to be measured at FVOCI.

Loans

As a result of the adoption of AASB 9, $56 million of loans previously measured at amortised cost will be measured at FVIS as the cash flows of the loan do not represent SPPI.

Basis of measurement

The basis of measurement of financial assets and financial liabilities under AASB 139 and AASB 9 are presented in the following table.

	30 September 2018					1 October 2018
					Change in
	AASB 139 measurement basis				Measurement	AASB 9 measurement basis
	Amortised				Basis under	Amortised
$m	cost	FVIS	FVOCI	Total	AASB 9	cost	FVIS	FVOCI	Total
Financial assets
Cash and balances with central banks	26,788	-	-	26,788	No	26,788	-	-	26,788
Collateral paid	4,787	-	-	4,787	No	4,787	-	-	4,787
Trading securities and financial assets measured at FVIS	-	23,132	-	23,132	No	-	23,132	-	23,132
Derivative financial instruments	-	24,101	-	24,101	No	-	24,101	-	24,101
Available for sale securities	-	-	61,119	61,119	Yes	811	275	60,033	61,119
Loans	709,144	546	-	709,690	Yes	709,088	602	-	709,690
Life insurance assets	-	9,450	-	9,450	No	-	9,450	-	9,450
Other financial assets	5,517	-	-	5,517	No	5,517	-	-	5,517
Total financial assets	746,236	57,229	61,119	864,584		746,991	57,560	60,033	864,584
Financial liabilities
Collateral received	2,184	-	-	2,184	No	2,184	-	-	2,184
Deposits and other borrowings	518,107	41,178	-	559,285	No	518,107	41,178	-	559,285
Other financial liabilities	23,808	4,297	-	28,105	No	23,808	4,297	-	28,105
Derivative financial instruments	-	24,407	-	24,407	No	-	24,407	-	24,407
Debt issues	169,241	3,355	-	172,596	No	169,241	3,355	-	172,596
Life insurance liabilities	-	7,597	-	7,597	No	-	7,597	-	7,597
Loan capital	17,265	-	-	17,265	No	17,265	-	-	17,265
Total financial liabilities	730,605	80,834	-	811,439		730,605	80,834	-	811,439

Reconciliation of the opening balance sheet

The table below reconciles the reported 30 September 2018 balance sheet to the 1 October 2018 opening balance sheet on adoption of AASB 9 and AASB 15 showing separately the impact of adjustments relating to reclassification and remeasurement including the related tax impacts.

	30 September 2018	1 October 2018
	Restated				Opening
Consolidated	carrying	AASB 9 changes		AASB 15	carrying
$m	amount	Reclassification	Remeasurement[1]	changes	amount
Assets
Cash and balances with central banks	26,788	-	-	-	26,788
Collateral paid	4,787	-	-	-	4,787
Trading securities and financial assets measured at FVIS	23,132	275	-	-	23,407
Derivative financial instruments	24,101	-	-	-	24,101
Available-for-sale securities	61,119	(61,119)	-	-	-
Investment securities	-	60,844	(9)	-	60,835
Loans (at amortised cost)	709,144	(56)	(925)	-	708,163
Loans (at fair value)	546	56	-	-	602
Other financial assets	5,517	-	-	-	5,517
Deferred tax assets	1,180	-	300	-	1,480
All other assets	23,278	-	-	-	23,278
Total assets	879,592	-	(634)	-	878,958
Liabilities
Collateral received	2,184	-	-	-	2,184
Deposits and other borrowings	559,285	-	-	-	559,285
Other financial liabilities	28,105	-	-	(12)	28,093
Derivative financial instruments	24,407	-	-	-	24,407
Debt issues	172,596	-	-	-	172,596
Provisions	1,928	-	98	-	2,026
Loan capital	17,265	-	-	-	17,265
All other liabilities	9,249	-	(12)	17	9,254
Total liabilities	815,019	-	86	5	815,110
Net assets	64,573	-	(720)	(5)	63,848
Shareholders’ equity
Share capital:
Ordinary shares	36,054	-	-	-	36,054
Treasury shares and RSP treasury shares	(493)	-	-	-	(493)
Reserves	1,077	-	2	-	1,079
Retained profits	27,883	-	(722)	(5)	27,156
Total equity attributable to owners of Westpac Banking Corporation	64,521	-	(720)	(5)	63,796
Non-controlling interests	52	-	-	-	52
Total shareholders' equity and non-controlling interests	64,573	-	(720)	(5)	63,848

As permitted by AASB 9 and AASB 15, comparatives have not been restated. Comparatives have been restated for voluntary presentation changes as detailed in the section “changes in accounting policies” above.

[1]

The impact on adoption of expected credit loss provisioning resulted in increases in provisions on loans by $882 million, provisions on debt securities at amortised cost by $9 million, provisions for credit commitments by $98 million and loss allowance on debt securities measured at FVOCI by $2 million.